Consolidated Statements Of Cash Flows (Consolidated Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Restricted cash	$ 0	$ 14,379	$ (14,379)
Trade accounts receivable and other accounts receivable	(10,867)	5,791	(17,173)
Inventory	36,972	(42,452)	(23,407)
Energy commodity derivatives contracts, net of derivatives deposits	16,097	(19,782)	3,694
Reimbursable costs	1,028	7,979	(590)
Accounts payable	(11,175)	20,226	7,794
Accrued payroll and benefits	2,250	(2,209)	2,093
Accrued interest payable	1,512	4,069	2,922
Accrued taxes other than income	5,519	617	5,378
Accrued product purchases	12,249	12,476	10,527
Current and noncurrent environmental liabilities	(1,372)	16,861	(2,038)
Other current and noncurrent assets and liabilities	(9,514)	(3,469)	8,998
Changes in components of operating assets and liabilities	$ 42,699	$ 14,486	$ (16,181)